Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments [Abstract]
Schedule of analyzes non-derivative financial liabilities
	Less than one year	Between one to two years
	U.S. dollars in thousands
December 31, 2020:
Contingent consideration	915	684
Lease liabilities	298	365
IIA liability	-	140
Trade payables and other payables	1,632	-
	2,845	1,189
December 31, 2019:
Contingent consideration	2,170	-
Short-term loan	4	-
Convertible debentures	7,151	-
Lease liabilities	184	324
IIA liability	8	108
Trade payables and other payables	1,790	-
	11,307	432

Schedule of changes in level 3 instruments
	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Initial recognition of financial liability	684	-	1,450	2,134
Conversion to equity of financial liability	-	(4,778)	-	(4,778)
Repayment of convertible debentures	-	(680)	-	(680)
Payment of contingent consideration	(1,600)	-	-	(1,600)
Recognition of day 1 loss within profit or loss	-	-	329	329
Changes in fair value recognized within profit or loss	345	(1,693)	(1,968)	(3,316)
Balance as of December 31, 2020	1,599	-	1,448	3,047
	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,008	13,257	9,980	25,245
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion to equity of or other financial liability	-	(4,501)	(1,061)	(5,562)
Repayment of convertible debentures	-	(470)	-	(470)
Recognition of day 1 loss within profit or loss	-	4,198	2,551	6,749
Changes in fair value recognized within profit or loss	162	503	(4,977)	(4,312)
Balance as of December 31, 2019	2,170	7,151	1,637	10,958
	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition	497	2,678	3,175
Changes in fair value recognized within profit or loss	598	1,641	2,239
Classification to equity of Series B warrants	-	(3,479)	(3,479)
Classification to level 1, see Note 16(c)	-	(901)	(901)
Exercise of anti-dilution feature	(1,787)	-	(1,787)
Balance as of December 31, 2018	-	-	-

Schedule of financial instruments
Financial assets at amortized cost
U.S. dollars in thousands
December 31, 2020
Assets:
Cash and cash equivalents	11,017
Trade receivable and other receivables (excluding prepaid expenses)	981
Long-term deposit	50
12,048
Financial assets at amortized cost
U.S. dollars in thousands
December 31, 2019
Assets:
Cash and cash equivalents	4,341
Trade receivable and other receivables (excluding prepaid expenses)	970
Long-term deposit	44
Restricted deposits	29
5,384
	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
December 31, 2020
Liabilities:
Contingent consideration	1,599	-	1,599
Lease liabilities	-	663	663
Trade payables and other payables	-	1,632	1,632
IIA liability	-	140	140
Derivative financial instruments	1,448	-	1,448
	3,047	2,435	5,482
December 31, 2019
Liabilities:
Short-term loan	-	4	4
Contingent consideration	2,170	-	2,170
Convertible debentures	7,151	-	7,151
Lease liabilities	-	508	508
Trade payables and other payables	-	1,790	1,790
IIA liability	-	116	116
Derivative financial instruments	1,637	-	1,637
	10,958	2,418	13,376

Schedule of binomial share price model
Year ended December 31,
	2020	2019
Risk-free interest rate	0.16% - 0.4%	1.59% - 2.42%
Expected term (in years)	0.68 - 1.24	0.93 - 1.5
Expected volatility	84.52% - 125.97%	83.55% - 101.89%
	Year ended December 31,
	2020	2019
Risk-free interest rate	0.21%	1.58% - 2.38%
Expected term (in years)	3.43	4.43 - 5
Expected volatility	104.47%	83.32% - 85.42%
	Year ended December 31,
	2020	2019
Risk-free interest rate	0.23% - 0.37%	1.76%
Expected term (in years)	3.86 - 5	5.5
Expected volatility	95.43% - 101.48%	84.4%
	Year ended December 31,
	2020	2019
Risk-free interest rate	0.1%	1.88%
Expected term (in years)	1.06	0.55
Expected volatility of revenue or both revenue and variable expenses	50.1%	51.9%